Schedule of Investments(a)
Invesco S&P 500® Pure Growth ETF (RPG)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-7.61%
Live Nation Entertainment, Inc.(b)(c)	191,030	$28,215,131
Meta Platforms, Inc., Class A	27,224	21,056,131
Netflix, Inc.(b)	16,241	18,829,815
TKO Group Holdings, Inc.	165,911	27,874,707
Trade Desk, Inc. (The), Class A(b)	419,845	36,509,721
		132,485,505
Consumer Discretionary-22.91%
Airbnb, Inc., Class A(b)	70,117	9,284,192
Booking Holdings, Inc.	4,856	26,727,715
Carnival Corp.(b)	1,349,936	40,187,595
Chipotle Mexican Grill, Inc.(b)	162,693	6,976,276
Deckers Outdoor Corp.(b)	115,508	12,263,484
DoorDash, Inc., Class A(b)	108,419	27,131,855
Expedia Group, Inc.	108,832	19,613,703
Garmin Ltd.	45,226	9,893,640
Hilton Worldwide Holdings, Inc.	87,425	23,436,894
Las Vegas Sands Corp.	301,802	15,814,425
Marriott International, Inc., Class A	71,305	18,812,398
Norwegian Cruise Line Holdings Ltd.(b)	1,449,552	37,050,549
PulteGroup, Inc.	143,568	16,211,699
Ralph Lauren Corp.	66,544	19,880,020
Royal Caribbean Cruises Ltd.(c)	139,584	44,369,566
Tapestry, Inc.	268,430	28,998,493
Tesla, Inc.(b)	42,694	13,161,279
Williams-Sonoma, Inc.	42,898	8,024,071
Wynn Resorts Ltd.(c)	192,451	20,982,932
		398,820,786
Consumer Staples-0.47%
Costco Wholesale Corp.	8,773	8,243,462
Energy-2.00%
Targa Resources Corp.	74,423	12,384,731
Texas Pacific Land Corp.(c)	23,121	22,384,134
		34,768,865
Financials-10.41%
American Express Co.	66,798	19,993,309
Ameriprise Financial, Inc.	29,260	15,162,239
Apollo Global Management, Inc.	167,991	24,412,452
Arch Capital Group Ltd.	187,195	16,110,002
Brown & Brown, Inc.	125,196	11,439,159
Corpay, Inc.(b)	50,036	16,164,130
Erie Indemnity Co., Class A(c)	35,172	12,529,673
Fiserv, Inc.(b)	71,005	9,865,435
Mastercard, Inc., Class A	18,776	10,636,041
Progressive Corp. (The)	64,381	15,582,777
Synchrony Financial	265,313	18,484,357
Visa, Inc., Class A	31,586	10,912,015
		181,291,589
Health Care-4.16%
Boston Scientific Corp.(b)	114,895	12,054,783
DaVita, Inc.(b)(c)	72,324	10,152,120
Eli Lilly and Co.	9,319	6,896,712
Insulet Corp.(b)	62,471	18,016,637
Intuitive Surgical, Inc.(b)	27,055	13,015,890
ResMed, Inc.(c)	44,927	12,217,448
		72,353,590
Industrials-24.16%
Axon Enterprise, Inc.(b)	46,068	34,803,913
Caterpillar, Inc.	37,185	16,287,774
	Shares	Value
Industrials-(continued)
Cintas Corp.	54,880	$12,213,544
Cummins, Inc.	38,893	14,297,845
Dayforce, Inc.(b)(c)	99,895	5,760,945
Delta Air Lines, Inc.	466,876	24,842,472
Eaton Corp. PLC	25,670	9,875,762
GE Vernova, Inc.	40,056	26,448,576
Howmet Aerospace, Inc.	189,076	33,990,193
Hubbell, Inc.	31,383	13,729,435
Ingersoll Rand, Inc.	108,208	9,157,643
Lennox International, Inc.	15,260	9,293,340
Parker-Hannifin Corp.	15,758	11,533,280
Paycom Software, Inc.(c)	64,318	14,892,190
Quanta Services, Inc.	77,613	31,520,968
Republic Services, Inc.	36,853	8,500,144
Trane Technologies PLC	46,798	20,501,268
TransDigm Group, Inc.	9,035	14,532,436
Uber Technologies, Inc.(b)	296,330	26,002,957
United Airlines Holdings, Inc.(b)	362,934	32,050,702
United Rentals, Inc.	30,146	26,617,109
W.W. Grainger, Inc.	9,533	9,909,935
Wabtec Corp.	72,490	13,921,704
		420,684,135
Information Technology-20.88%
Amphenol Corp., Class A	146,809	15,636,627
Arista Networks, Inc.(b)	272,767	33,610,350
Broadcom, Inc.	91,817	26,966,653
CrowdStrike Holdings, Inc., Class A(b)	58,313	26,507,340
Datadog, Inc., Class A(b)	147,272	20,615,135
Fair Isaac Corp.(b)	9,446	13,571,257
Fortinet, Inc.(b)	275,724	27,544,828
GoDaddy, Inc., Class A(b)	99,750	16,117,605
International Business Machines Corp.	39,102	9,898,671
Motorola Solutions, Inc.	18,234	8,004,361
NVIDIA Corp.	224,592	39,948,179
Oracle Corp.	55,895	14,184,474
Palantir Technologies, Inc., Class A(b)	297,652	47,133,194
Palo Alto Networks, Inc.(b)(c)	57,134	9,918,462
Salesforce, Inc.	22,318	5,765,409
ServiceNow, Inc.(b)	16,513	15,573,741
Super Micro Computer, Inc.(b)(c)	405,590	23,917,642
Tyler Technologies, Inc.(b)	14,780	8,639,797
		363,553,725
Real Estate-1.78%
CBRE Group, Inc., Class A(b)	108,396	16,881,593
Iron Mountain, Inc.	145,078	14,124,794
		31,006,387
Utilities-5.54%
Constellation Energy Corp.	51,565	17,936,370
NRG Energy, Inc.	192,646	32,210,411
Vistra Corp.	222,081	46,312,772
		96,459,553
Total Common Stocks & Other Equity Interests (Cost $1,433,968,445)		1,739,667,597
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $1,535,003)	1,535,003	$1,535,003
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $1,435,503,448)		1,741,202,600
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.56%
Invesco Private Government Fund, 4.32%(d)(e)(f)	18,924,626	18,924,626
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	112,700,230	$112,722,770
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $131,647,396)		131,647,396
TOTAL INVESTMENTS IN SECURITIES-107.57% (Cost $1,567,150,844)		1,872,849,996
OTHER ASSETS LESS LIABILITIES-(7.57)%		(131,824,416)
NET ASSETS-100.00%		$1,741,025,580

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$493,940	$3,782,769	$(2,741,706)	$-	$-	$1,535,003	$5,412
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	47,213,890	125,619,745	(153,909,009)	-	-	18,924,626	398,225 *
Invesco Private Prime Fund	122,543,494	230,505,305	(240,326,390)	2,353	(1,992)	112,722,770	1,090,260 *
Total	$170,251,324	$359,907,819	$(396,977,105)	$2,353	$(1,992)	$133,182,399	$1,493,897

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Pure Value ETF (RPV)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-6.15%
AT&T, Inc.	366,512	$10,046,094
Comcast Corp., Class A	184,446	6,129,141
Fox Corp., Class A	93,789	5,229,675
Fox Corp., Class B	55,917	2,859,595
Paramount Global, Class B(b)	2,189,538	27,522,493
Verizon Communications, Inc.	160,606	6,867,512
Warner Bros. Discovery, Inc.(c)	1,779,936	23,441,757
		82,096,267
Consumer Discretionary-12.93%
Aptiv PLC (Jersey)(c)	255,378	17,529,146
Best Buy Co., Inc.	145,829	9,487,635
Caesars Entertainment, Inc.(c)	273,387	7,293,965
CarMax, Inc.(c)	194,564	11,014,268
D.R. Horton, Inc.	38,076	5,438,776
Ford Motor Co.	3,315,528	36,702,895
General Motors Co.	678,990	36,217,326
Genuine Parts Co.	60,969	7,857,685
Lennar Corp., Class A	54,896	6,158,233
LKQ Corp.	366,493	10,800,549
MGM Resorts International(c)	238,797	8,704,151
Mohawk Industries, Inc.(c)	135,299	15,493,088
		172,697,717
Consumer Staples-17.96%
Archer-Daniels-Midland Co.	594,999	32,237,046
Bunge Global S.A.	367,642	29,323,126
Conagra Brands, Inc.	379,314	6,926,274
Dollar General Corp.	237,327	24,895,602
Dollar Tree, Inc.(c)	201,106	22,835,586
J.M. Smucker Co. (The)	71,245	7,647,438
Kraft Heinz Co. (The)	601,286	16,511,313
Kroger Co. (The)	354,972	24,883,537
Molson Coors Beverage Co., Class B	287,383	14,001,300
Sysco Corp.	122,966	9,788,094
Target Corp.	79,510	7,990,755
Tyson Foods, Inc., Class A	396,469	20,735,329
Walgreens Boots Alliance, Inc.	1,894,203	22,048,523
		239,823,923
Energy-9.52%
APA Corp.	562,303	10,846,825
Chevron Corp.	42,147	6,391,171
Coterra Energy, Inc.	230,803	5,629,285
Devon Energy Corp.	210,397	6,989,388
Diamondback Energy, Inc.	43,793	6,510,267
EQT Corp.	132,538	7,123,918
Exxon Mobil Corp.	61,381	6,852,575
Marathon Petroleum Corp.	131,688	22,411,981
Occidental Petroleum Corp.	142,829	6,275,906
Phillips 66	176,776	21,845,978
Valero Energy Corp.	191,497	26,294,453
		127,171,747
Financials-18.53%
Allstate Corp. (The)	39,503	8,028,985
American International Group, Inc.	211,929	16,452,048
Assurant, Inc.	36,711	6,875,970
Bank of America Corp.	151,839	7,177,430
Capital One Financial Corp.	46,610	10,021,150
Chubb Ltd.	21,864	5,816,699
Citigroup, Inc.	280,519	26,284,630
Citizens Financial Group, Inc.	281,996	13,456,849
	Shares	Value
Financials-(continued)
Everest Group Ltd.	45,548	$15,295,018
Franklin Resources, Inc.	705,507	16,932,168
Global Payments, Inc.	64,266	5,138,067
Huntington Bancshares, Inc.	355,719	5,844,463
Invesco Ltd.(d)	1,019,350	21,416,543
KeyCorp	329,248	5,900,124
Loews Corp.	183,720	16,634,009
M&T Bank Corp.	32,444	6,122,183
MetLife, Inc.	123,924	9,412,028
Principal Financial Group, Inc.	77,257	6,012,912
Prudential Financial, Inc.	139,536	14,453,139
Regions Financial Corp.	241,539	6,118,183
State Street Corp.	94,408	10,550,094
Travelers Cos., Inc. (The)	26,019	6,771,185
Truist Financial Corp.	156,168	6,826,103
		247,539,980
Health Care-16.27%
Baxter International, Inc.	200,563	4,364,251
Biogen, Inc.(c)	49,006	6,272,768
Cardinal Health, Inc.	143,234	22,232,781
Cencora, Inc.	71,418	20,431,261
Centene Corp.(c)	572,740	14,931,332
Cigna Group (The)	63,989	17,109,379
CVS Health Corp.	660,072	40,990,471
Elevance Health, Inc.	39,660	11,226,953
Henry Schein, Inc.(c)	106,712	7,219,067
Humana, Inc.	89,617	22,392,600
McKesson Corp.	28,785	19,963,549
Molina Healthcare, Inc.(c)	49,676	7,842,350
Universal Health Services, Inc., Class B	52,244	8,696,014
Viatris, Inc.	1,552,488	13,568,745
		217,241,521
Industrials-3.96%
FedEx Corp.	28,238	6,310,911
Huntington Ingalls Industries, Inc.	73,453	20,483,103
Southwest Airlines Co.(b)	351,043	10,857,760
Stanley Black & Decker, Inc.	133,741	9,047,579
Textron, Inc.	79,431	6,177,349
		52,876,702
Information Technology-2.78%
Hewlett Packard Enterprise Co.	670,347	13,869,479
Intel Corp.	452,004	8,949,679
Jabil, Inc.	64,192	14,325,729
		37,144,887
Materials-6.88%
Dow, Inc.	317,852	7,402,773
DuPont de Nemours, Inc.	74,042	5,323,620
Eastman Chemical Co.	66,228	4,808,815
International Paper Co.	112,430	5,254,978
LyondellBasell Industries N.V., Class A	176,568	10,228,584
Mosaic Co. (The)	1,003,988	36,153,608
Nucor Corp.	63,816	9,130,155
Smurfit WestRock PLC	181,782	8,067,485
Steel Dynamics, Inc.	43,680	5,571,821
		91,941,839
Real Estate-1.02%
Alexandria Real Estate Equities, Inc.	89,004	6,802,576
VICI Properties, Inc.	210,508	6,862,561
		13,665,137
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Utilities-3.92%
AES Corp. (The)	710,218	$9,339,367
Consolidated Edison, Inc.	68,761	7,116,762
Evergy, Inc.	110,554	7,827,223
Eversource Energy	96,877	6,403,570
Exelon Corp.	230,053	10,338,582
PG&E Corp.	328,782	4,609,524
Pinnacle West Capital Corp.	74,860	6,783,813
		52,418,841
Total Common Stocks & Other Equity Interests (Cost $1,454,638,123)		1,334,618,561
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $126,482)	126,482	126,482
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $1,454,764,605)		1,334,745,043
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.14%
Invesco Private Government Fund, 4.32%(d)(e)(f)	7,944,994	$7,944,994
Invesco Private Prime Fund, 4.46%(d)(e)(f)	20,676,326	20,680,461
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,626,245)		28,625,455
TOTAL INVESTMENTS IN SECURITIES-102.07% (Cost $1,483,390,850)		1,363,370,498
OTHER ASSETS LESS LIABILITIES-(2.07)%		(27,699,423)
NET ASSETS-100.00%		$1,335,671,075

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Invesco Ltd.	$14,111,243	$1,542,644	$(1,331,229)	$7,027,552	$66,333	$21,416,543	$214,591
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	417,307	8,894,535	(9,185,360)	-	-	126,482	11,111
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,575,638	19,240,175	(27,870,819)	-	-	7,944,994	136,780 *
Invesco Private Prime Fund	43,094,869	47,912,291	(70,325,909)	2,263	(3,053)	20,680,461	366,099 *
Total	$74,199,057	$77,589,645	$(108,713,317)	$7,029,815	$63,280	$50,168,480	$728,581

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Top 50 ETF (XLG)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.69%
Communication Services-14.28%
Alphabet, Inc., Class A	1,748,915	$335,616,789
Alphabet, Inc., Class C	1,410,873	272,100,967
AT&T, Inc.	2,162,435	59,272,343
Meta Platforms, Inc., Class A	622,197	481,232,048
Netflix, Inc.(b)	127,899	148,286,101
Verizon Communications, Inc.	1,266,961	54,175,252
Walt Disney Co. (The)	540,130	64,334,884
		1,415,018,384
Consumer Discretionary-11.08%
Amazon.com, Inc.(b)	2,839,411	664,734,509
Home Depot, Inc. (The)	298,616	109,744,366
McDonald’s Corp.	214,958	64,502,447
Tesla, Inc.(b)	842,144	259,607,731
		1,098,589,053
Consumer Staples-5.76%
Coca-Cola Co. (The)	1,163,957	79,021,041
Costco Wholesale Corp.	133,261	125,217,366
PepsiCo, Inc.	411,907	56,810,213
Philip Morris International, Inc.	467,676	76,722,248
Procter & Gamble Co. (The)	704,463	106,000,548
Walmart, Inc.	1,298,437	127,220,857
		570,992,273
Energy-2.34%
Chevron Corp.	575,825	87,318,103
Exxon Mobil Corp.	1,295,087	144,583,513
		231,901,616
Financials-10.71%
Bank of America Corp.	1,969,112	93,079,924
Berkshire Hathaway, Inc., Class B(b)	551,057	260,032,777
Goldman Sachs Group, Inc. (The)	92,203	66,717,169
JPMorgan Chase & Co.	835,073	247,382,025
Mastercard, Inc., Class A	243,213	137,772,868
Visa, Inc., Class A	514,172	177,631,001
Wells Fargo & Co.	977,852	78,844,207
		1,061,459,971
Health Care-6.45%
Abbott Laboratories	522,765	65,967,715
AbbVie, Inc.	530,851	100,341,456
Eli Lilly and Co.	236,424	174,970,310
	Shares	Value
Health Care-(continued)
Intuitive Surgical, Inc.(b)	107,746	$51,835,523
Johnson & Johnson	722,952	119,099,113
Merck & Co., Inc.	754,570	58,947,008
UnitedHealth Group, Inc.	272,648	68,042,035
		639,203,160
Industrials-1.50%
Caterpillar, Inc.	141,418	61,943,913
General Electric Co.	320,339	86,837,496
		148,781,409
Information Technology-46.91%
Accenture PLC, Class A (Ireland)	188,062	50,231,360
Adobe, Inc.(b)	128,085	45,814,724
Advanced Micro Devices, Inc.(b)	487,282	85,912,689
Apple, Inc.	4,488,335	931,643,696
Broadcom, Inc.	1,413,007	415,000,156
Cisco Systems, Inc.	1,195,497	81,389,436
International Business Machines Corp.	279,238	70,689,100
Intuit, Inc.	84,127	66,050,631
Microsoft Corp.	2,233,573	1,191,611,195
NVIDIA Corp.	7,328,686	1,303,553,379
Oracle Corp.	488,875	124,061,809
Palantir Technologies, Inc., Class A(b)	639,281	101,230,146
Salesforce, Inc.	288,415	74,506,247
ServiceNow, Inc.(b)	62,101	58,568,695
Texas Instruments, Inc.	273,043	49,437,166
		4,649,700,429
Materials-0.66%
Linde PLC	141,539	65,144,740
Total Common Stocks & Other Equity Interests (Cost $8,211,353,779)		9,880,791,035
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(c)(d) (Cost $3,977,250)	3,977,250	3,977,250
TOTAL INVESTMENTS IN SECURITIES-99.73% (Cost $8,215,331,029)		9,884,768,285
OTHER ASSETS LESS LIABILITIES-0.27%		26,483,604
NET ASSETS-100.00%		$9,911,251,889

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,450,520	$21,917,940	$(21,391,210)	$-	$-	$3,977,250	$68,923
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Top 50 ETF (XLG)—(continued)
July 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,987,552	$6,447,093	$(8,434,645)	$-	$-	$-	$4,838 *
Invesco Private Prime Fund	4,447,929	16,956,541	(21,404,470)	370	(370)	-	12,884 *
Total	$9,886,001	$45,321,574	$(51,230,325)	$370	$(370)	$3,977,250	$86,645

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Consumer Discretionary-16.68%
Abercrombie & Fitch Co., Class A(b)	32,229	$3,094,629
Chewy, Inc., Class A(b)	84,824	3,113,041
Choice Hotels International, Inc.(c)	10,788	1,377,735
Churchill Downs, Inc.(c)	18,753	2,007,321
Crocs, Inc.(b)	20,008	1,995,398
Grand Canyon Education, Inc.(b)	12,907	2,176,507
H&R Block, Inc.	46,858	2,546,264
Hilton Grand Vacations, Inc.(b)(c)	77,437	3,470,726
Hyatt Hotels Corp., Class A	26,271	3,703,423
Murphy USA, Inc.	6,042	2,190,104
Planet Fitness, Inc., Class A(b)	40,432	4,414,770
Texas Roadhouse, Inc.	21,814	4,038,426
Toll Brothers, Inc.	25,531	3,021,849
TopBuild Corp.(b)	7,358	2,725,624
Travel + Leisure Co.	54,974	3,257,210
Valvoline, Inc.(b)	70,355	2,480,014
Wingstop, Inc.(c)	11,110	4,192,247
		49,805,288
Consumer Staples-3.74%
Coca-Cola Consolidated, Inc.	18,761	2,096,542
e.l.f. Beauty, Inc.(b)(c)	18,160	2,200,810
Pilgrim’s Pride Corp.	71,672	3,396,536
Sprouts Farmers Market, Inc.(b)	22,913	3,472,236
		11,166,124
Energy-5.62%
CNX Resources Corp.(b)(c)	79,781	2,418,162
DT Midstream, Inc.	21,251	2,183,115
Permian Resources Corp.	242,480	3,433,517
Valaris Ltd.(b)(c)	128,573	6,252,505
Viper Energy, Inc.	65,803	2,478,141
		16,765,440
Financials-12.40%
East West Bancorp, Inc.	29,770	2,984,442
Equitable Holdings, Inc.	36,890	1,894,302
Hamilton Lane, Inc., Class A	25,585	3,896,595
Houlihan Lokey, Inc.	8,074	1,539,389
Interactive Brokers Group, Inc., Class A	90,725	5,947,931
Kinsale Capital Group, Inc.	8,026	3,536,978
RenaissanceRe Holdings Ltd. (Bermuda)	17,812	4,341,497
Ryan Specialty Holdings, Inc., Class A	44,225	2,706,128
Shift4 Payments, Inc., Class A(b)(c)	50,772	5,229,516
SLM Corp.	66,976	2,129,837
Western Alliance Bancorporation	36,413	2,824,192
		37,030,807
Health Care-17.09%
Doximity, Inc., Class A(b)	39,499	2,320,566
Ensign Group, Inc. (The)	12,002	1,800,300
Exelixis, Inc.(b)	118,393	4,288,194
Globus Medical, Inc., Class A(b)	67,037	3,528,157
Halozyme Therapeutics, Inc.(b)	66,073	3,962,398
HealthEquity, Inc.(b)	18,791	1,822,727
Hims & Hers Health, Inc.(b)(c)	161,681	10,700,049
Lantheus Holdings, Inc.(b)	39,339	2,800,543
Masimo Corp.(b)(c)	25,725	3,956,248
Medpace Holdings, Inc.(b)	9,428	4,027,642
Neurocrine Biosciences, Inc.(b)	19,707	2,527,029
Roivant Sciences Ltd.(b)(c)	545,523	6,197,141
	Shares	Value
Health Care-(continued)
Sarepta Therapeutics, Inc.(b)(c)	40,363	$662,760
United Therapeutics Corp.(b)	8,824	2,423,953
		51,017,707
Industrials-29.12%
AAON, Inc.(c)	45,383	3,789,481
Acuity, Inc.	7,819	2,434,446
AeroVironment, Inc.(b)(c)	8,968	2,400,196
Alaska Air Group, Inc.(b)	64,883	3,436,204
American Airlines Group, Inc.(b)(c)	275,372	3,164,024
Applied Industrial Technologies, Inc.	9,131	2,479,067
BWX Technologies, Inc.	17,699	2,689,009
Carlisle Cos., Inc.	4,221	1,497,231
Chart Industries, Inc.(b)	21,627	4,300,096
Clean Harbors, Inc.(b)	13,708	3,232,483
Comfort Systems USA, Inc.	12,787	8,993,097
Curtiss-Wright Corp.	6,535	3,203,588
EMCOR Group, Inc.	10,429	6,544,093
ESAB Corp.	19,210	2,577,406
ExlService Holdings, Inc.(b)	76,893	3,339,463
Kirby Corp.(b)(c)	29,007	2,764,657
MasTec, Inc.(b)	25,639	4,851,155
Mueller Industries, Inc.	23,035	1,966,498
nVent Electric PLC	31,390	2,461,604
Owens Corning	11,624	1,620,734
Parsons Corp.(b)(c)	33,014	2,449,639
Paylocity Holding Corp.(b)	17,385	3,214,139
RB Global, Inc. (Canada)	34,532	3,738,434
RBC Bearings, Inc.(b)	10,272	3,978,757
Saia, Inc.(b)	3,510	1,060,862
Tetra Tech, Inc.	53,387	1,961,438
Woodward, Inc.	10,863	2,792,660
		86,940,461
Information Technology-9.44%
AppFolio, Inc., Class A(b)	13,664	3,653,480
Belden, Inc.	16,853	2,083,873
Coherent Corp.(b)	17,870	1,922,812
Commvault Systems, Inc.(b)	17,620	3,346,919
DocuSign, Inc.(b)	33,980	2,570,247
Dynatrace, Inc.(b)	29,481	1,550,995
Fabrinet (Thailand)(b)	8,579	2,777,280
Guidewire Software, Inc.(b)	19,431	4,395,681
Manhattan Associates, Inc.(b)	6,175	1,356,401
Okta, Inc.(b)	19,035	1,861,623
Pegasystems, Inc.	45,256	2,656,980
		28,176,291
Materials-5.93%
ATI, Inc.(b)	57,265	4,405,969
Carpenter Technology Corp.	30,164	7,522,600
Eagle Materials, Inc.	12,473	2,797,569
Knife River Corp.(b)	22,010	1,815,385
Louisiana-Pacific Corp.	12,944	1,170,267
		17,711,790
Total Common Stocks & Other Equity Interests (Cost $260,922,977)		298,613,908
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Pure Growth ETF (RFG)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $12,060)	12,060	$12,060
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $260,935,037)		298,625,968
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.09%
Invesco Private Government Fund, 4.32%(d)(e)(f)	13,802,593	13,802,593
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	37,202,929	$37,210,370
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,012,963)		51,012,963
TOTAL INVESTMENTS IN SECURITIES-117.11% (Cost $311,948,000)		349,638,931
OTHER ASSETS LESS LIABILITIES-(17.11)%		(51,073,011)
NET ASSETS-100.00%		$298,565,920

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$44,577	$755,555	$(788,072)	$-	$-	$12,060	$843
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,622,482	37,668,249	(39,488,138)	-	-	13,802,593	163,293 *
Invesco Private Prime Fund	40,361,377	70,433,783	(73,584,997)	2,070	(1,863)	37,210,370	446,253 *
Total	$56,028,436	$108,857,587	$(113,861,207)	$2,070	$(1,863)	$51,025,023	$610,389

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Consumer Discretionary-26.14%
Aramark	40,258	$1,713,381
AutoNation, Inc.(b)	28,046	5,402,781
Capri Holdings Ltd.(b)	108,347	1,970,832
Gap, Inc. (The)	88,814	1,728,320
Goodyear Tire & Rubber Co. (The)(b)(c)	853,119	8,770,063
Graham Holdings Co., Class B(c)	4,011	3,827,216
Harley-Davidson, Inc.(c)	98,954	2,407,551
Lear Corp.(c)	71,621	6,753,144
Lithia Motors, Inc., Class A	16,314	4,698,432
Macy’s, Inc.	445,431	5,625,794
Marriott Vacations Worldwide Corp.(c)	22,041	1,641,393
Penske Automotive Group, Inc.(c)	29,408	4,923,193
Polaris, Inc.(c)	42,775	2,263,225
PVH Corp.(c)	35,488	2,605,529
Taylor Morrison Home Corp., Class A(b)	38,634	2,290,224
Thor Industries, Inc.(c)	33,832	3,078,374
Under Armour, Inc., Class A(b)(c)	97,194	645,368
Under Armour, Inc., Class C(b)(c)	67,632	426,082
Visteon Corp.(b)	25,946	2,883,898
Whirlpool Corp.(c)	42,426	3,523,055
		67,177,855
Consumer Staples-5.96%
Albertson’s Cos., Inc., Class A	201,025	3,863,700
Coty, Inc., Class A(b)(c)	230,755	1,119,162
Darling Ingredients, Inc.(b)	55,863	1,808,844
Performance Food Group Co.(b)	51,613	5,181,945
US Foods Holding Corp.(b)	40,140	3,344,866
		15,318,517
Energy-12.46%
Chord Energy Corp.	30,478	3,362,638
Civitas Resources, Inc.	103,837	3,152,491
HF Sinclair Corp.	221,669	9,740,136
Murphy Oil Corp.(c)	111,838	2,774,701
NOV, Inc.	303,384	3,816,571
Ovintiv, Inc.	67,036	2,760,542
PBF Energy, Inc., Class A(c)	283,437	6,405,676
		32,012,755
Financials-13.45%
Ally Financial, Inc.	72,554	2,746,169
Associated Banc-Corp	87,145	2,155,967
Bank OZK	39,504	1,947,547
Brighthouse Financial, Inc.(b)	86,225	4,125,866
CNO Financial Group, Inc.	57,718	2,126,331
Essent Group Ltd.	30,991	1,735,186
F.N.B. Corp.	131,739	2,018,242
First American Financial Corp.	26,494	1,590,965
Hanover Insurance Group, Inc. (The)	9,592	1,646,275
Kemper Corp.	28,477	1,753,899
Old Republic International Corp.	49,126	1,776,887
Prosperity Bancshares, Inc.(c)	18,715	1,246,793
Reinsurance Group of America, Inc.	15,806	3,041,865
Starwood Property Trust, Inc.	74,992	1,459,344
Unum Group	33,642	2,415,832
Valley National Bancorp	299,433	2,775,744
		34,562,912
	Shares	Value
Health Care-2.11%
Acadia Healthcare Co., Inc.(b)(c)	63,960	$1,392,409
Perrigo Co. PLC	151,619	4,043,679
		5,436,088
Industrials-17.27%
AGCO Corp.	28,846	3,402,963
Avis Budget Group, Inc.(b)(c)	36,031	6,133,917
CNH Industrial N.V.	185,457	2,403,523
Concentrix Corp.(c)	212,476	11,042,378
Fluor Corp.(b)	26,887	1,526,375
GXO Logistics, Inc.(b)(c)	40,640	2,020,214
Insperity, Inc.	22,364	1,332,447
Knight-Swift Transportation Holdings, Inc.	31,084	1,321,070
ManpowerGroup, Inc.	102,178	4,214,842
Maximus, Inc.	20,435	1,509,329
Oshkosh Corp.	25,669	3,247,899
Terex Corp.	49,603	2,522,809
WESCO International, Inc.	17,965	3,718,036
		44,395,802
Information Technology-11.25%
Amkor Technology, Inc.	75,642	1,706,484
Arrow Electronics, Inc.(b)(c)	60,882	7,062,312
Avnet, Inc.	146,611	7,761,586
BILL Holdings, Inc.(b)(c)	42,778	1,833,037
Flex Ltd.(b)	49,380	2,462,581
TD SYNNEX Corp.	56,010	8,087,284
		28,913,284
Materials-6.02%
Ashland, Inc.(c)	23,107	1,191,397
Cleveland-Cliffs, Inc.(b)(c)	662,470	6,969,184
Commercial Metals Co.	35,607	1,846,579
Greif, Inc., Class A(c)	47,423	3,008,041
Olin Corp.(c)	39,987	757,354
Sonoco Products Co.	37,793	1,703,330
		15,475,885
Real Estate-0.83%
Kilroy Realty Corp.(c)	57,987	2,137,401
Utilities-4.41%
Black Hills Corp.	24,346	1,406,712
NorthWestern Energy Group, Inc.	34,242	1,838,795
Portland General Electric Co.	39,879	1,639,825
Southwest Gas Holdings, Inc.	22,525	1,760,104
Spire, Inc.	23,271	1,732,991
UGI Corp.(c)	81,773	2,958,547
		11,336,974
Total Common Stocks & Other Equity Interests (Cost $262,320,254)		256,767,473
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $197,553)	197,553	197,553
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $262,517,807)		256,965,026
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Pure Value ETF (RFV)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.60%
Invesco Private Government Fund, 4.32%(d)(e)(f)	14,387,767	$14,387,767
Invesco Private Prime Fund, 4.46%(d)(e)(f)	38,539,637	38,547,345
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,935,185)		52,935,112
TOTAL INVESTMENTS IN SECURITIES-120.58% (Cost $315,452,992)		309,900,138
OTHER ASSETS LESS LIABILITIES-(20.58)%		(52,884,525)
NET ASSETS-100.00%		$257,015,613

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$129,494	$10,484,867	$(10,416,808)	$-	$-	$197,553	$3,216
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,672,156	43,147,695	(49,432,084)	-	-	14,387,767	196,319 *
Invesco Private Prime Fund	50,964,273	84,863,902	(97,280,756)	2,556	(2,630)	38,547,345	535,354 *
Total	$71,765,923	$138,496,464	$(157,129,648)	$2,556	$(2,630)	$53,132,665	$734,889

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-3.36%
CarGurus, Inc.(b)	12,842	$421,474
Cinemark Holdings, Inc.(c)	48,837	1,312,250
Cogent Communications Holdings, Inc.(c)	6,885	313,887
Madison Square Garden Sports Corp., Class A(b)	3,831	774,245
QuinStreet, Inc.(b)	30,350	498,044
		3,319,900
Consumer Discretionary-12.86%
Adtalem Global Education, Inc.(b)	12,617	1,441,744
Boot Barn Holdings, Inc.(b)	5,571	957,655
Brinker International, Inc.(b)	6,147	968,767
Cavco Industries, Inc.(b)	1,859	750,422
Champion Homes, Inc.(b)	4,403	268,143
Dave & Buster’s Entertainment, Inc.(b)(c)	19,919	582,431
Dorman Products, Inc.(b)	7,511	905,977
Dream Finders Homes, Inc., Class A(b)(c)	29,997	759,524
Frontdoor, Inc.(b)	9,124	533,754
Green Brick Partners, Inc.(b)	14,237	881,840
Installed Building Products, Inc.(c)	3,339	675,446
Kontoor Brands, Inc.	3,707	206,332
Monarch Casino & Resort, Inc.	4,529	466,306
Sabre Corp.(b)(c)	264,836	802,453
Shake Shack, Inc., Class A(b)	8,197	986,427
Six Flags Entertainment Corp.(b)(c)	16,958	508,062
Stride, Inc.(b)	5,912	758,096
XPEL, Inc.(b)(c)(d)	7,311	238,997
		12,692,376
Consumer Staples-4.29%
Cal-Maine Foods, Inc.	13,024	1,447,487
Chefs’ Warehouse, Inc. (The)(b)	24,137	1,654,833
Freshpet, Inc.(b)(c)	11,942	815,878
Interparfums, Inc.	2,612	315,007
		4,233,205
Energy-3.99%
Archrock, Inc.	25,409	593,554
Atlas Energy Solutions, Inc.(c)	40,899	531,687
Cactus, Inc., Class A	17,444	738,055
Core Natural Resources, Inc.	7,830	577,932
Northern Oil and Gas, Inc.(c)	18,698	526,536
Oceaneering International, Inc.(b)	17,201	373,262
Tidewater, Inc.(b)(c)	11,896	594,919
		3,935,945
Financials-16.14%
Acadian Asset Management, Inc.	38,782	1,620,700
Axos Financial, Inc.(b)	16,288	1,406,469
BancFirst Corp.	2,471	307,689
Bancorp, Inc. (The)(b)	13,784	870,597
City Holding Co.	2,455	299,756
Enova International, Inc.(b)	10,025	1,048,214
Goosehead Insurance, Inc., Class A	6,057	550,642
HCI Group, Inc.	6,578	921,183
Mercury General Corp.	11,626	805,100
NMI Holdings, Inc., Class A(b)	13,334	497,625
Palomar Holdings, Inc.(b)	12,223	1,619,425
Pathward Financial, Inc.	12,456	941,985
Payoneer Global, Inc.(b)	35,543	233,518
PJT Partners, Inc., Class A(c)	4,484	800,932
Preferred Bank(c)	7,503	681,422
PROG Holdings, Inc.	15,210	484,286
	Shares	Value
Financials-(continued)
ServisFirst Bancshares, Inc.	5,285	$415,665
Trupanion, Inc.(b)(c)	22,270	1,055,821
Virtu Financial, Inc., Class A	11,178	493,397
WisdomTree, Inc.(c)	66,228	878,846
		15,933,272
Health Care-20.75%
ADMA Biologics, Inc.(b)	72,497	1,355,694
ANI Pharmaceuticals, Inc.(b)	6,916	438,129
Arcus Biosciences, Inc.(b)(c)	37,403	341,489
Artivion, Inc.(b)	15,742	486,585
Astrana Health, Inc.(b)(c)	20,690	493,663
BioLife Solutions, Inc.(b)(c)	23,438	498,292
Catalyst Pharmaceuticals, Inc.(b)	49,588	1,057,712
Collegium Pharmaceutical, Inc.(b)(c)	23,425	699,471
Corcept Therapeutics, Inc.(b)	22,993	1,544,440
CorVel Corp.(b)	6,376	564,914
Glaukos Corp.(b)	3,839	330,500
Harmony Biosciences Holdings, Inc.(b)	23,858	839,324
ICU Medical, Inc.(b)	5,567	714,858
Inspire Medical Systems, Inc.(b)	4,468	556,445
Integer Holdings Corp.(b)	4,142	449,448
Krystal Biotech, Inc.(b)	7,472	1,149,717
LeMaitre Vascular, Inc.	7,418	602,638
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
Phibro Animal Health Corp., Class A	26,846	711,419
Protagonist Therapeutics, Inc.(b)(c)	36,666	1,974,831
RadNet, Inc.(b)(c)	5,663	309,936
TG Therapeutics, Inc.(b)(c)	45,893	1,629,201
TransMedics Group, Inc.(b)(c)	11,113	1,322,114
UFP Technologies, Inc.(b)(c)	4,502	1,019,208
Veracyte, Inc.(b)(c)	43,947	1,033,194
Vericel Corp.(b)(c)	10,161	355,025
		20,478,247
Industrials-21.95%
Apogee Enterprises, Inc.	8,794	369,260
Armstrong World Industries, Inc.	5,325	1,002,005
AZZ, Inc.	14,095	1,543,403
CSW Industrials, Inc.	2,460	638,321
DXP Enterprises, Inc.(b)	17,146	1,941,956
Dycom Industries, Inc.(b)	4,917	1,321,739
Enerpac Tool Group Corp.	11,283	434,508
ESCO Technologies, Inc.	3,171	614,223
Federal Signal Corp.	5,316	672,846
GEO Group, Inc. (The)(b)	15,875	411,480
Granite Construction, Inc.	7,367	695,960
Greenbrier Cos., Inc. (The)	19,709	896,760
Griffon Corp.	7,832	636,507
Interface, Inc.	24,249	500,014
Kadant, Inc.(c)	1,328	441,919
Moog, Inc., Class A	2,002	387,547
Mueller Water Products, Inc., Class A	19,768	489,456
OPENLANE, Inc.(b)(c)	43,397	1,069,302
Powell Industries, Inc.(c)	5,274	1,250,465
Pursuit Attractions and Hospitality, Inc.(b)(c)	22,853	691,075
SkyWest, Inc.(b)	10,163	1,178,501
SPX Technologies, Inc.(b)	6,165	1,124,434
Sterling Infrastructure, Inc.(b)(c)	4,219	1,128,962
Trinity Industries, Inc.	29,463	686,488
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Verra Mobility Corp., Class A(b)	22,909	$578,681
Zurn Elkay Water Solutions Corp.	21,704	960,402
		21,666,214
Information Technology-9.73%
ACI Worldwide, Inc.(b)	15,235	648,402
Agilysys, Inc.(b)(c)	5,014	571,997
Badger Meter, Inc.	2,864	540,609
Box, Inc., Class A(b)	10,649	341,833
CleanSpark, Inc.(b)(c)	68,467	778,470
Clear Secure, Inc., Class A	28,316	832,773
DigitalOcean Holdings, Inc.(b)	12,321	343,263
Impinj, Inc.(b)(c)	7,192	1,111,739
InterDigital, Inc.(c)	7,314	1,888,475
Itron, Inc.(b)	4,390	546,731
MARA Holdings, Inc.(b)(c)	60,705	976,136
OSI Systems, Inc.(b)(c)	2,514	555,619
Semtech Corp.(b)(c)	5,674	289,941
SPS Commerce, Inc.(b)	1,684	183,329
		9,609,317
Materials-2.91%
Century Aluminum Co.(b)	37,727	799,058
Hawkins, Inc.(c)	6,275	1,024,582
Sylvamo Corp.	8,896	409,839
Warrior Met Coal, Inc.(c)	12,393	636,752
		2,870,231
Real Estate-3.97%
Curbline Properties Corp.	13,371	295,499
DiamondRock Hospitality Co.	95,306	735,762
Essential Properties Realty Trust, Inc.	12,279	374,387
NexPoint Residential Trust, Inc.	8,587	267,743
Outfront Media, Inc.(c)	20,770	364,098
	Shares	Value
Real Estate-(continued)
Ryman Hospitality Properties, Inc.	6,718	$638,613
Sunstone Hotel Investors, Inc.	65,139	569,966
Xenia Hotels & Resorts, Inc.	53,164	675,715
		3,921,783
Total Common Stocks & Other Equity Interests (Cost $87,942,898)		98,660,490
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(f)(g) (Cost $71,454)	71,454	71,454
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $88,014,352)		98,731,944
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.31%
Invesco Private Government Fund, 4.32%(f)(g)(h)	6,656,468	6,656,468
Invesco Private Prime Fund, 4.46%(f)(g)(h)	17,334,474	17,337,941
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,994,409)		23,994,409
TOTAL INVESTMENTS IN SECURITIES-124.33% (Cost $112,008,761)		122,726,353
OTHER ASSETS LESS LIABILITIES-(24.33)%		(24,014,291)
NET ASSETS-100.00%		$98,712,062

Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2025 represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,638	$292,335	$(257,519)	$-	$-	$71,454	$416
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
July 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$9,081,744	$9,518,741	$(11,944,017)	$-	$-	$6,656,468	$80,783 *
Invesco Private Prime Fund	23,635,923	21,898,381	(28,196,528)	1,819	(1,654)	17,337,941	217,777 *
Total	$32,754,305	$31,709,457	$(40,398,064)	$1,819	$(1,654)	$24,065,863	$298,976

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-4.39%
Angi, Inc.(b)(c)	109,255	$1,772,116
IAC, Inc.(b)(c)	37,774	1,484,518
Scholastic Corp.(c)	99,460	2,453,678
Shenandoah Telecommunications Co.(c)	77,013	1,130,551
TEGNA, Inc.	54,211	905,324
Telephone and Data Systems, Inc.(c)	31,364	1,224,451
		8,970,638
Consumer Discretionary-26.13%
Academy Sports & Outdoors, Inc.(c)	18,142	921,432
Adient PLC(b)	174,845	3,748,677
Advance Auto Parts, Inc.(c)	64,831	3,440,581
American Axle & Manufacturing Holdings, Inc.(b)(c)	362,854	1,614,700
Asbury Automotive Group, Inc.(b)(c)	9,050	2,010,186
Bloomin’ Brands, Inc.	105,211	958,472
BorgWarner, Inc.	66,960	2,464,128
Caleres, Inc.(c)	70,180	963,571
Century Communities, Inc.	17,304	974,042
Cracker Barrel Old Country Store, Inc.(c)	28,865	1,789,630
Dana, Inc.	217,237	3,458,413
Foot Locker, Inc.(b)(c)	132,684	3,322,407
Fox Factory Holding Corp.(b)	26,228	796,544
G-III Apparel Group Ltd.(b)	74,630	1,761,268
Guess?, Inc.(c)	134,970	1,754,610
Helen of Troy Ltd.(b)	16,929	372,100
Kohl’s Corp.(c)	249,381	2,703,290
LGI Homes, Inc.(b)(c)	6,479	345,136
MarineMax, Inc.(b)(c)	109,040	2,473,027
Meritage Homes Corp.	7,091	477,508
Monro, Inc.(c)	39,004	549,761
National Vision Holdings, Inc.(b)	150,222	3,644,386
Newell Brands, Inc.	106,539	597,684
PENN Entertainment, Inc.(b)	74,055	1,337,433
Sally Beauty Holdings, Inc.(b)(c)	121,162	1,180,118
Shoe Carnival, Inc.	25,959	531,121
Signet Jewelers Ltd.	7,446	588,979
Sonic Automotive, Inc., Class A	28,427	2,056,694
Standard Motor Products, Inc.(c)	54,080	1,641,869
Topgolf Callaway Brands Corp.(b)(c)	393,194	3,637,045
Upbound Group, Inc.	29,529	609,331
Winnebago Industries, Inc.(c)	21,959	652,622
		53,376,765
Consumer Staples-10.78%
Andersons, Inc. (The)	56,532	2,030,629
B&G Foods, Inc.(c)	447,551	1,834,959
Central Garden & Pet Co.(b)(c)	4,135	161,348
Central Garden & Pet Co., Class A(b)	22,567	801,580
Edgewell Personal Care Co.(c)	32,603	822,574
Fresh Del Monte Produce, Inc.	85,981	3,232,026
Grocery Outlet Holding Corp.(b)	66,380	874,225
MGP Ingredients, Inc.	17,184	485,963
PriceSmart, Inc.	8,220	883,650
SpartanNash Co.	171,955	4,563,686
TreeHouse Foods, Inc.(b)(c)	44,729	859,691
United Natural Foods, Inc.(b)	101,844	2,814,968
Universal Corp.	36,749	2,001,718
USANA Health Sciences, Inc.(b)	22,120	650,107
		22,017,124
	Shares	Value
Energy-11.81%
Bristow Group, Inc.(b)	28,662	$990,845
Crescent Energy Co., Class A	136,666	1,262,794
CVR Energy, Inc.(c)	84,196	2,254,769
Dorian LPG Ltd.	34,586	995,731
Innovex International, Inc.(b)(c)	114,278	1,876,445
Par Pacific Holdings, Inc.(b)	208,678	6,548,315
Patterson-UTI Energy, Inc.	171,468	1,013,376
Peabody Energy Corp.(c)	92,438	1,492,874
ProPetro Holding Corp.(b)	126,683	679,021
REX American Resources Corp.(b)	15,007	784,566
Talos Energy, Inc.(b)	182,898	1,563,778
Vital Energy, Inc.(b)(c)	79,209	1,480,416
World Kinect Corp.(c)	116,597	3,179,600
		24,122,530
Financials-16.35%
Apollo Commercial Real Estate Finance, Inc.	88,001	846,570
ARMOUR Residential REIT, Inc.	50,612	825,482
Bread Financial Holdings, Inc.	17,959	1,100,887
Brookline Bancorp, Inc.	58,509	603,813
Capitol Federal Financial, Inc.	118,490	713,310
Eagle Bancorp, Inc.(c)	35,011	563,327
Ellington Financial, Inc.	64,708	821,145
Encore Capital Group, Inc.(b)(c)	13,656	503,633
EZCORP, Inc., Class A(b)(c)	166,473	2,383,893
Franklin BSP Realty Trust, Inc.	55,877	564,358
Genworth Financial, Inc., Class A(b)	380,533	2,990,989
Hilltop Holdings, Inc.	27,384	810,566
Hope Bancorp, Inc.	84,724	846,393
Horace Mann Educators Corp.	15,478	658,279
Jackson Financial, Inc., Class A	11,674	1,022,175
KKR Real Estate Finance Trust, Inc.	64,004	578,596
Lincoln National Corp.	85,355	3,252,879
Navient Corp.(c)	99,994	1,293,922
New York Mortgage Trust, Inc.	183,693	1,162,777
PennyMac Mortgage Investment Trust(c)	94,018	1,108,472
PRA Group, Inc.(b)	97,495	1,481,924
ProAssurance Corp.(b)	130,049	3,089,964
Ready Capital Corp.(c)	115,685	487,034
Redwood Trust, Inc.(c)	141,489	772,530
Renasant Corp.	21,978	805,274
Simmons First National Corp., Class A	30,356	581,925
SiriusPoint Ltd. (Sweden)(b)	76,938	1,508,754
Stewart Information Services Corp.	8,865	575,605
United Fire Group, Inc., (Acquired 12/15/2021 - 07/23/2025; Cost $1,311,865)(d)	54,768	1,454,090
		33,408,566
Health Care-4.79%
AdaptHealth Corp.(b)(c)	232,152	2,082,403
AMN Healthcare Services, Inc.(b)	101,163	1,855,329
Avanos Medical, Inc.(b)	86,829	969,880
Enovis Corp.(b)(c)	31,786	851,865
Fortrea Holdings, Inc.(b)	50,066	287,379
Neogen Corp.(b)(c)	71,943	334,535
Owens & Minor, Inc.(b)(c)	167,927	1,163,734
Pacira BioSciences, Inc.(b)(c)	32,130	677,622
Select Medical Holdings Corp.	106,420	1,573,952
		9,796,699
Industrials-10.11%
ABM Industries, Inc.	23,597	1,088,529
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Air Lease Corp., Class A	28,105	$1,557,017
Allegiant Travel Co.(b)(c)	16,567	855,520
American Woodmark Corp.(b)	9,297	489,115
ArcBest Corp.	6,525	477,173
Astec Industries, Inc.	24,242	961,438
Deluxe Corp.	57,361	923,512
Enviri Corp.(b)(c)	298,586	2,687,274
Healthcare Services Group, Inc.(b)	83,777	1,089,939
Heartland Express, Inc.	61,818	483,417
JetBlue Airways Corp.(b)(c)	332,859	1,477,894
MasterBrand, Inc.(b)(c)	37,527	413,923
Matthews International Corp., Class A(c)	25,006	587,391
MillerKnoll, Inc.(c)	61,420	1,165,751
Resideo Technologies, Inc.(b)(c)	43,206	1,179,524
Sun Country Airlines Holdings, Inc.(b)	63,018	730,378
Sunrun, Inc.(b)(c)	124,261	1,274,918
Titan International, Inc.(b)	379,771	3,212,863
		20,655,576
Information Technology-5.30%
Corsair Gaming, Inc.(b)(c)	135,508	1,227,702
DXC Technology Co.(b)	107,780	1,466,886
Insight Enterprises, Inc.(b)	3,833	454,517
ScanSource, Inc.(b)	38,912	1,511,342
Viasat, Inc.(b)	303,077	4,979,555
Vishay Intertechnology, Inc.(c)	52,125	854,329
Xerox Holdings Corp.(c)	82,874	335,640
		10,829,971
Materials-5.96%
AdvanSix, Inc.	51,523	1,036,643
Celanese Corp.(c)	31,742	1,657,885
Chemours Co. (The)(c)	42,359	507,461
FMC Corp.	17,648	688,978
Kaiser Aluminum Corp.	16,945	1,310,018
Koppers Holdings, Inc.	59,545	1,956,649
Metallus, Inc.(b)(c)	100,363	1,585,735
O-I Glass, Inc.(b)(c)	164,949	2,145,986
Stepan Co.	10,192	517,448
SunCoke Energy, Inc.	103,578	765,441
		12,172,244
Real Estate-3.98%
Cushman & Wakefield PLC(b)	105,545	1,286,594
	Shares	Value
Real Estate-(continued)
Global Net Lease, Inc.	134,607	$940,903
JBG SMITH Properties, (Acquired 03/17/2023 - 07/23/2025; Cost $823,005)(c)(d)	56,074	1,187,647
Millrose Properties, Inc.	92,257	2,766,787
Safehold, Inc.(c)	62,803	878,614
SITE Centers Corp., (Acquired 12/20/2024 - 04/16/2025; Cost $1,542,161)(d)	100,091	1,077,980
		8,138,525
Utilities-0.36%
MDU Resources Group, Inc.	42,859	739,318
Total Common Stocks & Other Equity Interests (Cost $214,126,546)		204,227,956
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f) (Cost $20,358)	20,358	20,358
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $214,146,904)		204,248,314
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.89%
Invesco Private Government Fund, 4.32%(e)(f)(g)	17,966,690	17,966,690
Invesco Private Prime Fund, 4.46%(e)(f)(g)	47,173,710	47,183,145
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $65,149,835)		65,149,835
TOTAL INVESTMENTS IN SECURITIES-131.86% (Cost $279,296,739)		269,398,149
OTHER ASSETS LESS LIABILITIES-(31.86)%		(65,095,723)
NET ASSETS-100.00%		$204,302,426
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
July 31, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)	Restricted security. The aggregate value of these securities at July 31, 2025 was $3,719,717, which represented 1.82% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$161,678	$955,044	$(1,096,364)	$-	$-	$20,358	$719
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,876,033	21,983,170	(19,892,513)	-	-	17,966,690	165,031 *
Invesco Private Prime Fund	41,336,856	47,835,142	(41,988,912)	2,546	(2,487)	47,183,145	439,778 *
Total	$57,374,567	$70,773,356	$(62,977,789)	$2,546	$(2,487)	$65,170,193	$605,528

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025, for each Fund (except for Invesco S&P 500® Top 50 ETF). As of July 31, 2025, all of the securities in Invesco S&P 500® Top 50 ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,739,667,597	$-	$-	$1,739,667,597
Money Market Funds	1,535,003	131,647,396	-	133,182,399
Total Investments	$1,741,202,600	$131,647,396	$-	$1,872,849,996
Invesco S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,334,618,561	$-	$-	$1,334,618,561
Money Market Funds	126,482	28,625,455	-	28,751,937
Total Investments	$1,334,745,043	$28,625,455	$-	$1,363,370,498
Invesco S&P MidCap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$298,613,908	$-	$-	$298,613,908
Money Market Funds	12,060	51,012,963	-	51,025,023
Total Investments	$298,625,968	$51,012,963	$-	$349,638,931
Invesco S&P MidCap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$256,767,473	$-	$-	$256,767,473
Money Market Funds	197,553	52,935,112	-	53,132,665
Total Investments	$256,965,026	$52,935,112	$-	$309,900,138
Invesco S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$98,660,490	$-	$0	$98,660,490
Money Market Funds	71,454	23,994,409	-	24,065,863
Total Investments	$98,731,944	$23,994,409	$0	$122,726,353

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$204,227,956	$-	$-	$204,227,956
Money Market Funds	20,358	65,149,835	-	65,170,193
Total Investments	$204,248,314	$65,149,835	$-	$269,398,149